Share-based awards and other equity instruments - Stock options fair value assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.90%	3.31%	1.04%
Expected volatility	67.00%	68.00%	69.00%
Expected life (in years)	4 years 9 months 10 days	4 years 11 months 15 days	4 years 3 months 21 days
Dividend yield	0.00%	0.00%	0.00%
Weighted-average estimated fair value of options granted during the year (in EUR per share)	€ 0.35	€ 0.67	€ 1.33